Consolidated Companies and Business Acquired and Divested - Assets and Liabilities Held for Sale (Parenthetical) (Detail) - NN Group [member] € in Millions	12 Months Ended
Dec. 31, 2015 EUR (€)
Assets and Liabilities Held for Sale [Line Items]
Percentage of disposal of the fair value	42.43%
Changes in fair value of financial assets attributable to changes	€ (5,412)